ORDINARY SHARE AND SHARE INCENTIVE PLANS - Significant Ranges of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Options exercisable and vested and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	321,796
Number of options vested and expected to vest (in shares) | shares	321,796
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 4.39
Weighted-average exercise price per share of options vested and expected to vest (in dollars per share)	4.39
Exercise Price Range from Dollars 4.28 to 4.28
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.28
Exercise price, high end of range (in dollars per share)	$ 4.28
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	194,777
Weighted-average remaining contractual life	4 years 11 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.28
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	194,777
Weighted-average exercise price per share (in dollars per share)	$ 4.28
Exercise Price Range from Dollars 4.56 to 4.56
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.56
Exercise price, high end of range (in dollars per share)	$ 4.56
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	127,019
Weighted-average remaining contractual life	3 years 11 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.56
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	127,019
Weighted-average exercise price per share (in dollars per share)	$ 4.56